27. Other operating expenses, net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	R$ (579)	R$ (567)	R$ (206)
Tax installments and other tax risks
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	(217)	(357)	(22)
Restructuring expenses
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	(107)	(99)	(116)
Loss (gain) on disposal of fixed assets
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	(247)	(99)	(44)
Others
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	R$ (8)	R$ (12)	R$ (24)